SHARE-BASED COMPENSATION - Restricted Shares for services (Details)						12 Months Ended
	Mar. 04, 2025 shares	Dec. 01, 2024 USD ($) $ / shares shares	Oct. 29, 2024 shares	Sep. 30, 2024 USD ($) item $ / shares shares	Aug. 13, 2024 USD ($) $ / shares shares	Mar. 31, 2025 USD ($)
SHARE-BASED COMPENSATION
Number of third party companies | item				2
Share-based compensation expense						$ 3,643,333
Restricted shares
SHARE-BASED COMPENSATION
Shares granted | shares		1,000,000		1,000,000	200,000
Value of shares granted		$ 4,060,000		$ 2,080,000	$ 360,000
Public offering price | $ / shares		$ 4.06		$ 2.08	$ 1.8
Consulting service period		1 year		1 year	1 year
Vesting period		6 months		6 months	9 months
Shares issued | shares	1,000,000		2,000,000		200,000
Number of third party companies | item				2
Share-based compensation expense						3,643,333
Unrecognized share-based compensation expense						$ 4,936,667
Weighted average period						7 months 2 days